Other Intangible Assets, Net and Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill, Gross [Roll Forward]
Beginning balance	$ 1,255.2	$ 1,253.9
Acquisition	12.0	1.3
Ending balance	1,267.2	1,255.2
Accumulated Impairment				$ (93.7)	$ (88.3)	$ (87.5)
Goodwill, Net [Roll Forward]
Beginning balance	1,166.9	1,166.4
Acquisition	12.0	1.3
Disposition of business	(5.4)	(0.8)
Ending balance	$ 1,166.9	$ 1,166.4	$ 1,174.0	$ 1,173.5	$ 1,166.9	$ 1,166.4